Summary of Significant Accounting Policies - Property And Equipment Useful Life (Detail)	11 Months Ended
Dec. 31, 2020
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Minimum [Member] | Office And Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Maximum [Member] | Office And Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years